Investments - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Investment [Line Items]
Non-current investments	€ 12,319		€ 12,319		€ 16,945
Purchases of investments			30,551	€ 29,560
Proceeds from investment maturities			45,114	18,931
Foreign currency exchange gains		€ 6,917	871	€ 4,111
Foreign currency exchange losses	1,083
Mature in 12 months [member]
Investment [Line Items]
Non-current investments	6,500		6,500
Finance Income Expense [Member]
Investment [Line Items]
Foreign currency exchange gains	€ 400
Foreign currency exchange losses			€ 700